Statements Of Beneficiaries' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements Of Beneficiaries' Equity [Abstract]
Distributions declared per share	$ 9.35	$ 10	$ 14